UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number 811-21463


                             Columbus Funds, Inc.
              (Exact name of registrant as specified in charter)


      227 Washington Street
      Columbus, IN                                      47202
      (Address of principal executive offices)        (Zip code)


                                 Michael G. Dow
                              Columbus Funds, Inc.
                              227 Washington Street
                               Columbus, IN 47202
                     (Name and address of agent for service)

                                   Copies to:
                                Scott A. Moehrke
                              Kirkland & Ellis LLP
                             200 East Randolph Drive
                                Chicago, IL 60601


Registrant's telephone number, including area code:  (812)372-6606


Date of fiscal year end: September 30


Date of reporting period: March 31, 2004


Item 1 - Reports to Stockholders

--------------------------------------------------------------------------------

                                 COLUMBUS FUNDS:

                       COLUMBUS CORPORATE OPPORTUNITY FUND


                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2004




           Shares of Columbus Funds are distributed by an independent third party, UMB Distribution Services, LLC.

--------------------------------------------------------------------------------

COLUMBUS CORPORATE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)


 Principal
   Amount                                                       Value
-----------                                                   ---------

                         CORPORATE BONDS  83.6%

                         Abitibi-Consolidated, Inc.
   $5,000                    8.30%, 8/1/05                      $5,238
                         Adelphia Communications Corp.
    5,000                    10.25%, 6/15/11*                    5,000
                         AES GENER SA - 144A
    5,000                    7.50%, 3/25/14                      5,090
                         Ahold Finance USA, Inc.
    5,000                    8.25%, 7/15/10                      5,550
                         Allied Holdings, Inc.
    5,000                    8.625%, 10/1/07                     4,856
                         Allied Waste Industries, Inc. - 144A
    5,000                    5.75%, 2/15/11                      4,837
                         American Standard, Inc.
    5,000                    7.375%, 4/15/05                     5,250
                         ANR Pipeline Co.
    5,000                7.00%, 6/1/25                           5,137
                         Argosy Gaming Co.
    8,000                    10.75%, 6/1/09                      8,440
                         Bausch & Lomb, Inc.
    5,000                    7.125%, 8/1/28                      5,081
                         Boise Cascade Co.
    5,000                    6.50%, 11/1/10                      5,361
                         Bowater, Inc.
    5,000                    4.11%, 3/15/10                      4,950
                         Browning-Ferris Co.
    1,000                    7.875%, 3/15/05                     1,028
                         Calpine Corp. - 144A
    5,000                    8.75%, 7/15/13                      4,575
                         Charter Communications Holdings, LLC
   10,000                    8.625%, 4/1/09                      8,250
                         Chesapeake Energy Corp.
    2,000                    7.75%, 1/15/15                      2,215
                         Ciena Corp., Covertible
    5,000                    3.75%, 2/1/08                       4,625
                         Circus Circus, Inc.
    5,000                    6.45%, 2/1/06                       5,250
                         Citgo Petroleum Corp.
    5,000                    7.875%, 5/15/06                     5,225
                         CMS Energy Corp.
    5,000                    9.875%, 10/15/07                    5,512
                         Conseco Finance Securitizations Corp.
   14,360                    5.15%, 2/1/06                      14,607
                         Continental Airlines, Inc.
    4,170                    6.541%, 9/15/08                     3,899

 COLUMBUS CORPORATE OPPORTUNITY FUND

 MARCH 31, 2004 (UNAUDITED)


 Principal
   Amount                                                       Value
-----------                                                   ---------

                         Corning, Inc.
   $5,000                    7.625%, 8/1/24                     $5,002
                         Crown Euro Holdings SA
    5,000                    9.50%, 3/1/11                       5,612
                         DJ TRAC-X NA HY S2 T1 - 144A
   15,000                    7.375%, 3/25/09                    15,169
                         Edison Mission Finance Co. - 144A
    4,328                    7.33%, 9/15/08                      4,555
                         Felcor Suites LP
    5,000                    7.375%, 10/1/04                     5,100
                         Fertinitro Finance Corp. - 144A
    5,000                    8.29%, 4/1/20                       4,125
                         Finlay Fine Jewelry Corp.
    5,000                    8.375%, 5/1/08                      5,138
                         Finova Group, Inc.
    5,000                    7.50%, 11/15/09                     3,087
                         Fluor Corp.
    5,000                    6.95%, 3/1/07                       5,150
                         FMC Corp.
    5,000                    10.25%, 11/1/09                     5,875
                         GATX Financial Corp.
    5,000                    7.75%, 12/1/06                      5,491
                         Georgia Gulf Corp.
    5,000                    7.625%, 11/15/05                    5,288
                         Georgia-Pacific Corp.
    7,000                    8.875%, 5/15/31                     7,840
                         Harrah's Operating Co., Inc.
    5,000                    7.875%, 12/15/05                    5,412
                         Hasbro, Inc.
    5,000                    6.60%, 7/15/28                      5,138
                         Hilton Hotels Corp.
   10,000                    7.625%, 5/15/08                    11,225
                         HMH Properties, Inc.
    5,000                    7.875%, 8/1/08                      5,194
                         Homer City Funding, LLC
    5,000                    8.137%, 10/1/19                     5,525
                         Indianapolis Power & Light Co.
    5,000                    6.30%, 7/1/13                       5,476
                         Insight Communications Co., Inc.
    5,000                    12.25%, 2/15/11**                   4,225
                         J.C. Penney Co., Inc.
    5,000                    7.65%, 8/15/16                      5,837
                         KCS Energy, Inc.
    5,000                    8.875%, 1/15/06                     5,144
                         La Quinta Corp.
    5,000                    7.00%, 8/15/07                      5,275

COLUMBUS CORPORATE OPPORTUNITY FUND

MARCH 31, 2004 (UNAUDITED)


 Principal
   Amount                                                       Value
-----------                                                   ---------

                         Lear Corp.
   $5,000                    7.96%, 5/15/05                     $5,312
                         Liberty Media Corp.
    3,000                    3.50%, 9/25/06                      3,055
                         LNR Property Corp.
    5,000                    7.625%, 7/15/13                     5,300
                         Luscar Coal Ltd.
    5,000                    9.75%, 10/15/11                     5,700
                         Navistar International Corp.
    2,000                    8.0%, 2/1/08                        2,055
                         Norske Skog Canada Ltd.
    5,000                    8.625%, 6/15/11                     5,375
                         Northwest Pipeline Corp.
   10,000                    6.625%, 12/1/07                    10,600
                         Nova Chemicals Corp.
    5,000                    7.00%, 5/15/06                      5,350
                         NRG Energy, Inc.
    5,000                    8.00%, 12/15/13                     5,163
                         OMI Corp.
    5,000                    7.625%, 12/1/13                     5,188
                         Park Place Entertainment Corp.
   10,000                    7.50%, 9/1/09                      11,287
                         Parker & Parsley Ltd.
    5,000                    8.875%, 4/15/05                     5,314
                         PDVSA Finance Ltd. 98-1
    5,000                    6.65%, 2/15/06                      5,025
                         Pep Boys - Manny, Moe & Jack
    4,000                    6.92%, 7/7/06                       4,240
                         Pope & Talbot, Inc.
    5,000                    8.375%, 6/1/13                      5,200
                         Premcor Refining Group, Inc.
    5,000                    9.25%, 2/1/10                       5,700
                         PSEG Energy Holdings, LLC
    5,000                    10.00%, 10/1/09                     5,825
                         Reliant Energy Resources Corp.
    5,000                    8.125%, 7/15/05                     5,347
                         Rogers Cable, Inc.
    3,000                    10.00%, 3/15/05                     3,210
                         Rogers Wireless, Inc.
    5,000                    9.625%, 5/1/11                      6,119
                         Royal Caribbean Cruises Ltd.
    5,000                    8.75%, 2/2/11                       5,850
                         Sanmina-SCI Corp.
    5,000                    10.375%, 1/15/10                    5,900
                         Servicemaster Co.
    3,000                    7.45%, 8/15/27                      3,260

COLUMBUS CORPORATE OPPORTUNITY FUND

MARCH 31, 2004 (UNAUDITED)


 Principal
   Amount                                                       Value
-----------                                                   ---------

                         Shaw Communications, Inc.
   $5,000                    8.25%, 4/11/10                     $5,850
                         Shaw Group, Inc.
    5,000                    10.75%, 3/15/10                     5,050
                         Six Flags, Inc.
    5,000                    8.875%, 2/1/10                      5,163
                         Stena AB
    5,000                    7.50%, 11/1/13                      5,225
                         Telewest Communications PLC
    5,000                    11.00%, 10/1/07*                    3,175
                         Tyco International Ltd.
    5,000                    6.375%, 2/15/06                     5,323
                         United Air Lines, Inc.
    4,909                    7.811%, 10/1/09*                    2,067
    5,000                    6.932%, 9/1/11*                     2,354
                         WCI Communities, Inc.
    5,000                    9.125%, 5/1/12                      5,575
                         Western Resources, Inc.
    5,000                    7.875%, 5/1/07                      5,700
                         Xerox Corp.
    5,000                    7.15%, 8/1/04                       5,075
                                                          ------------

                         TOTAL CORPORATE BONDS
                             (COST $428,441)                   431,791
                                                          ------------

                         U.S. GOVERNMENT AGENCIES  1.0%

    5,019                FGFB Pool L75018
                             6.50%, 9/1/05                       5,146
                                                          ------------

                         TOTAL U.S. GOVERTMENT AGENCIES
                             (COST $5,036)                       5,146
                                                          ------------

   88,986                SHORT-TERM INVESTMENT  17.2%
                             UMB Bank Money
                             Market Fiduciary                   88,986
                                                          ------------

                         TOTAL SHORT-TERM INVESTMENT
                             (COST $88,986)                     88,986
                                                          ------------

                         TOTAL INVESTMENTS  101.8%
                             (COST $522,463)                   525,923

                         LIABILITIES LESS
                         OTHER ASSETS  (1.8%)                   (9,518)
                                                          ------------

                         NET ASSETS  100.0%                   $516,405
                                                          ============


* Issue in default
**Non-income producing

See notes to financial statements

                      COLUMBUS CORPORATE OPPORTUNITY FUND


STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)

ASSETS:

    Investments, at value (cost $522,463)                       $525,923
    Interest receivable                                            8,438
    Due from advisor                                              64,823
    Prepaid expenses                                               4,719
                                                               ---------

    Total assets                                                 603,903
                                                               ---------

LIABILITIES:
    Payable for securities purchased                              16,777
    Other accrued expenses                                        70,721
                                                               ---------

    Total liabilities                                             87,498
                                                               ---------

NET ASSETS                                                      $516,405
                                                               =========

NET ASSETS CONSIST OF:
    Paid-in-capital                                             $505,096
    Undistributed net investment income                              109
    Accumulated undistributed net realized gain on investments     7,740
    Net unrealized appreciation on investments                     3,460
                                                               ---------

NET ASSETS                                                       516,405
                                                               =========

SHARES OUTSTANDING, $0.0001 PAR VALUE,
    (UNLIMITED SHARES AUTHORIZED)                                 50,500

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                         10.23
                                                               =========


 See notes to financial statements.

COLUMBUS CORPORATE OPPORTUNITY FUND


STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2004 (UNAUDITED)(1)


INVESTMENT INCOME:
    Interest                                                        $5,805
                                                                 ---------


    Total investment income                                          5,805
                                                                 ---------

EXPENSES:
    Professional fees                                               94,120
    Trustees' fees and expenses                                     12,189
    Shareholder servicing fees                                      11,372
    Administration and accounting fees                               9,323
    Custody fees                                                     3,894
    Reports to shareholders                                          3,580
    Federal and state registration fees                              2,203
    Investment advisory fees                                           551
    Insurance expense                                                  447
    Other expenses                                                   2,372
                                                                 ---------

    Total expenses before waiver and reimbursement of expenses     140,051

    Less:  Waiver and reimbursement of expenses                   (139,451)
                                                                 ---------

    Net expenses                                                       600
                                                                 ---------

NET INVESTMENT INCOME                                                5,205
                                                                 ---------

REALIZED AND UNREALIZED GAIN:
    Net realized gain on investments                                 7,740
    Change in unrealized appreciation on investments                 3,460
                                                                 ---------
    Net gain on investments                                         11,200
                                                                 ---------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                           16,405
                                                                 =========


(1) Commenced operations on December 31, 2003.

See notes to financial statements.

COLUMBUS CORPORATE OPPORTUNITY FUND


STATEMENT OF CHANGES IN NET ASSETS

                                                                PERIOD ENDED
                                                             MARCH 31, 2004(1)
                                                                (UNAUDITED)
                                                             -----------------

OPERATIONS:
    Net investment income                                          $5,205
    Net realized gain on investments                                7,740
    Change in unrealized appreciation on investments                3,460
                                                                 --------
       Net increase in net assets resulting from operations        16,405
                                                                 --------

CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares                                  500,000
    Shares issued to shareholders in
       reinvestment of distributions                                5,096
                                                                 --------
       Net increase from capital share transactions               505,096
                                                                 --------

DISTRIBUTIONS PAID FROM:
    Net investment income                                          (5,096)
                                                                 --------
       Total distributions                                         (5,096)
                                                                 --------

TOTAL INCREASE IN NET ASSETS                                      516,405

NET ASSETS:
    Beginning of period                                                 -
                                                                 --------

    End of period (includes undistributed net
       investment income of  $109)                               $516,405
                                                                 ========

(1) Commenced operations on December 31, 2003.

 See notes to financial statements.

FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding Throughout the Period.
                                                                 PERIOD ENDED
                                                              MARCH 31, 2004(1)
                                                                 (UNAUDITED)
                                                              -----------------

NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.00

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                               0.10
    Net realized and unrealized gain on investments                     0.23
                                                                    --------

       Total from investment operations                                 0.33
                                                                    --------

 DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income                               (0.10)
                                                                    --------

       Total distributions                                             (0.10)
                                                                    --------

NET ASSET VALUE, END OF YEAR/PERIOD                                    10.23
                                                                    ========


TOTAL RETURN(2)                                                        3.32%

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of year/period                                  $516,405
    Ratio of expenses to average net assets(3)                         0.49%
    Ratio of expenses before waivers to average net assets(3)        114.19%
    Ratio of net investment income to average net assets(3)            4.24%
    Ratio of net investment income before waivers
       to average net assets(3)                                    (109.46)%
    Portfolio turnover rate(2)                                          133%

(1) Commenced operations on December 31, 2003.
(2) Not annualized for periods less than a year
(3) Annualized

 See notes to financial statements.

                      COLUMBUS CORPORATE OPPORTUNITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2004 (UNAUDITED)


1.   ORGANIZATION

     Columbus Funds, Inc. (the "Company"), which consists of the Columbus Low Duration Fund, Columbus Intermediate Fund, Columbus Core Fund, Columbus Core Plus Fund and Columbus Corporate Opportunity Fund, is a Maryland company incorporated on July 3, 2003. The Company is currently offering shares of the Columbus Corporate Opportunity Fund (the "Fund") to investors. The Fund commenced operations at the close of business on December 31, 2003. Shares of the Columbus Low Duration Fund, Columbus Intermediate Fund, Columbus Core Fund and Columbus Core Plus Fund are not currently being offered. The Company is an open-end diversified series management investment company registered under the Investment Company Act of 1940 (the "1940 Act").

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with accounting policies generally accepted in the United States of America that require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.

     INVESTMENT VALUATION - Fixed income securities are valued by a pricing service utilizing electronic data processing techniques to determine values for normal institutional-sized trading units of fixed income securities without regard to sale or bid prices when such values are believed to more accurately reflect the fair market value of such securities; otherwise, actual sale or bid prices are used. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange on which such securities are primarily traded, or for Nasdaq-listed securities, the official closing price. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

     FEDERAL INCOME TAXES - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains each year to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax or excise tax provision has been made.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

                       COLUMBUS CORPORATE OPPORTUNITY FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2004 (UNAUDITED)


     Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.


3.    CAPITAL TRANSACTIONS

     Transactions of the Fund were as follows:

                                                     PERIOD ENDED
                                                    MARCH 31, 2004
                                                    --------------

                                                SHARES       DOLLARS


     Shares sold                                50,000      $500,000
     Shares issued to
       holders in reinvestment
       of dividends and capital gains              500         5,096
                                                ------      --------
     Net increase                               50,500      $505,096
                                                ------      --------

4.   INVESTMENT TRANSACTIONS

     Purchases and sales of securities for the Fund, excluding short-term investments, for the period ended March 31, 2004 were $870,503 and $443,688, respectively. Purchases and sales of U.S. Government securities for the period ended March 31, 2004 were $130,063 and $126,614, respectively.

5.   INVESTMENT ADVISORY AGREEMENT

     The Company has an agreement with Reams Asset Management Company LLC (the "Adviser"), with whom certain officers and directors of the Company are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement the Fund compensates the Adviser at the annual rate of 0.45% of the Fund's average daily net assets.

                       COLUMBUS CORPORATE OPPORTUNITY FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                           MARCH 31, 2004 (UNAUDITED)


     Under the investment advisory agreement, if the aggregate annual operating expenses (including the investment advisory and the administration fee) exceed the expense limitation cap of 0.49% of the Fund's average daily net assets the Adviser will reimburse the Fund for the amount of such excess until January 31, 2005. After such time, the Adviser may voluntarily waive all or a portion of its management fee and/or reimburse all or a portion of a Fund's operating expenses. During the period ended March 31, 2004, the Adviser waived investment advisory fees for the Fund of $551 and reimbursed the Fund $138,900 for other expenses. Any waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps. The Adviser will only be entitled to recoup these amounts for a period of three years from the date the amount was waived or reimbursed. At March 31, 2004, $139,451 was available for potential recoupment.


6.   FEDERAL INCOME TAX INFORMATION

     At March 31, 2004, gross unrealized appreciation and depreciation on investments, based on aggregate cost for federal income tax purposes was as follows:



    Gross unrealized appreciation                                      $6,069
    Gross unrealized depreciation                                      (2,609)
                                                                        -----

    Net unrealized appreciation on investments                         $3,460
                                                                       ======

    Cost of securities on a tax basis                                $522,463
                                                                     ========

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

DIRECTORS                                 Michael G. Dow
                                          David B. McKinney
                                          Michael D. Schoen
                                          Thomas M. Taugher
                                          Allan T. Young

INVESTMENT ADVISER                        REAMS ASSET MANAGEMENT COMPANY, LLC
                                          227 Washington Street
                                          P.O. Box 727
                                          Columbus, Indiana 47202-0727

ADMINISTRATOR, TRANSFER AGENT             UMB FUND SERVICES, INC.
AND DIVIDEND-DISBURSING AGENT             803 West Michigan Avenue, Suite A
                                          Milwaukee, Wisconsin 53233

CUSTODIAN                                 UMB BANK, N.A.
                                          1010 Grand Blvd.
                                          Kansas City, Missouri  64141

INDEPENDENT AUDITORS                      DELOITTE & TOUCHE LLP
                                          411 East Wisconsin Avenue
                                          Milwaukee, Wisconsin 53202

LEGAL COUNSEL                             KIRKLAND & ELLIS LLP
                                          200 East Randolph Drive
                                          Chicago, Illinois 60601

DISTRIBUTOR                               UMB DISTRIBUTION SERVICES, LLC
                                          803 West Michigan Avenue, Suite A
                                          Milwaukee, Wisconsin 53233


This report is submitted for the general information of shareholders of Columbus Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Columbus Funds. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of the Funds. Read the Prospectus carefully.
                                                                     CF 410 0304

Item 2 - Code of Ethics

Not applicable to semi-annual reports.


Item 3 - Audit Committee Financial Expert

         Not applicable to semi-annual reports.


Item 4 - Principal Accountant Fees and Services

         Not applicable to semi-annual reports.


Item 5 - Audit Committee of Listed Registrants

         Not applicable.


Item 6 - Schedule of Investments

         Disclosure requirement currently not effective.


Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.


Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.


Item 9 - Submission of Matters to a Vote of Security Holders

         None.


Item 10 - Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 11 - Exhibits

(a)(1) Code of Ethics.
       Not applicable to semi-annual reports.


(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)).

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbus Funds, Inc.

By:  /s/ Michael G. Dow
      Michael G. Dow
      President

Date: June 4, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Michael G. Dow
      Michael G. Dow
      President

Date: June 4, 2004

By:   /s/ David B. McKinney
      David B. McKinney
      Treasurer

Date: June 4, 2004